Cover	Mar. 13, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	PSQ Holdings, Inc. (the “Company” or “we” or “us”) filed a Current Report on Form 8-K, with the Securities and Exchange Commission on March 14, 2024 (the “Original Filing”) to report the completion of its merger with Credova Holdings, Inc. (“Credova”), pursuant to the agreement and plan of merger dated March 13, 2024 (the “Credova Merger Agreement”), by and between Cello Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of the Company, Credova, and Samuel L. Paul, in the capacity as the seller representative, in accordance with the terms of the Credova Merger Agreement (the “Transaction”). In the Original Filing, we stated that required financial statements and pro forma financial information would be filed by amendment within seventy-one (71) calendar days from the date that the Original Filing was required to be filed. This Form 8-K/A is being filed to amend Item 9.01 of the Original Filing to provide the required financial statements and pro forma financial information described under Item 9.01 below. No other amendments are being made to the Original Filing. This Current Report on Form 8-K/A should be read in conjunction with the Original Form 8-K, which provides a more complete description of the Transaction.
Document Period End Date	Mar. 13, 2024
Entity File Number	001-40457
Entity Registrant Name	PSQ Holdings, Inc.
Entity Central Index Key	0001847064
Entity Tax Identification Number	86-2062844
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	250 S. Australian Avenue
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	877
Local Phone Number	776-2402
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	PSQH
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	PSQH.WS
Security Exchange Name	NYSE